PROVISIONS - Environmental Rehabilitation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions, noncurrent	$ 2,768	$ 3,139
Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	3,081	3,078
Environmental rehabilitation, ending balance	2,725	3,081
Current provisions	(166)	(131)
Provisions, noncurrent	2,559	2,950
Operating segments [member] | Environmental rehabilitation
Disclosure of other provisions [line items]
Other increase (decrease) during period	(42)	1
Cash payments	(44)	(39)
Settlement gains	(2)	(3)
Accretion	30	25
Other items not allocated to segments | Environmental rehabilitation
Disclosure of other provisions [line items]
PERs divested during the year	(265)	(6)
Other increase (decrease) during period	44	79
Cash payments	(89)	(67)
Settlement gains	(6)	(3)
Accretion	$ 18	$ 16